T. ROWE PRICE Retirement 2040 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 7 .0%
T. Rowe Price Funds:
New Income Fund  390,278 34,498 80,252 40,644,321 328,406
U.S. Treasury Long-Term Index
Fund  184,529 35,223 18,616 22,433,211 181,260
International Bond Fund (USD
Hedged)  143,961 13,849 28,751 14,409,661 115,133
Dynamic Global Bond Fund  117,128 17,699 34,043 10,458,153 88,685
High Yield Fund  71,576 3,137 25,229 8,630,497 48,849
Emerging Markets Bond Fund  25,684 11,606 3,242 3,867,485 32,990
Floating Rate Fund  – 20,064 942 2,125,093 19,445
Limited Duration Inflation
Focused Bond Fund  136,995 5,035 145,583 62,410 289
Total Bond Mutual Funds (Cost $ 976,309 ) 815,057
EQUITY MUTUAL FUNDS 89 .8%
T. Rowe Price Funds:
Value Fund  2,393,119 187,108 443,477 45,566,930 1,751,137
Growth Stock Fund (2) 1,730,970 170,725 74,742 24,451,845 1,639,985
Equity Index 500 Fund  1,265,774 96,863 153,932 10,277,241 1,075,308
Overseas Stock Fund  937,501 86,891 66,983 79,782,580 915,904
International Value Equity Fund  1,017,728 32,414 225,876 54,466,910 800,663
International Stock Fund  820,079 25,749 84,293 43,523,013 752,513
U.S. Large-Cap Core Fund  250,374 326,926 24,360 17,878,346 527,769
Real Assets Fund  506,287 104,071 53,003 37,296,535 515,065
Mid-Cap Growth Fund  445,590 13,521 33,224 4,498,620 425,299
Mid-Cap Value Fund  487,239 53,148 77,035 13,494,726 412,804
U.S. Equity Research Fund  352,784 78,321 35,204 10,211,599 385,284
Emerging Markets Discovery
Stock Fund  363,142 23,588 21,840 27,476,906 342,362
Emerging Markets Stock Fund  355,658 8,996 38,917 8,501,940 297,653
Small-Cap Stock Fund  310,525 14,647 26,120 5,326,144 295,441
Small-Cap Value Fund  313,999 15,055 47,517 5,068,750 262,967
New Horizons Fund (2) 184,459 9,381 24,089 3,530,187 179,475
Total Equity Mutual Funds (Cost $ 7,968,455 ) 10,579,629
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,669 351,254 351,246 16,848 1,702
Total Other Mutual Funds (Cost $ 1,673 ) 1,702
SHORT-TERM INVESTMENTS 3 .3%
Money Market Funds 3.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 306,034 847,927 771,966 381,995,206 381,995

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 12,000,000 11,871
Total Short-Term Investments (Cost $ 393,869 ) 393,866
Total Investments in Securities 100.1%
(Cost $9,340,306) $ 11,790,254
Other Assets Less Liabilities (0.1)% (6,972)
Net Assets 100.0% $ 11,783,282
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 62 MSCI EAFE Index contracts 3/23 (6,344) $ 202
Short, 92 Russell 2000 E-Mini Index contracts 3/23 (8,736) (351)
Long, 40 S&P 500 E-Mini Index contracts 3/23 7,951 (111)
Net payments (receipts) of variation margin to date 284
Variation margin receivable (payable) on open futures contracts $ 24

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 10,259 $ (12,099) $ 2,505
Emerging Markets Bond Fund  (519) (1,058) 1,373
Emerging Markets Discovery Stock Fund  (2,118) (22,528) 12,459
Emerging Markets Stock Fund  1,488 (28,084) 6,261
Equity Index 500 Fund  80,981 (133,397) 14,414
Floating Rate Fund  24 323 477
Growth Stock Fund  83,868 (186,968) —
High Yield Fund  (3,584) (635) 2,886
International Bond Fund (USD Hedged)  6,180 (13,926) 2,145
International Stock Fund  109 (9,022) 12,011
International Value Equity Fund  (924) (23,603) 32,056
Limited Duration Inflation Focused Bond Fund  (5,065) 3,842 21
Mid-Cap Growth Fund  10,464 (588) 1,327
Mid-Cap Value Fund  54,617 (50,548) 6,607
New Horizons Fund  3,399 9,724 —
New Income Fund  (7,297) (16,118) 8,528
Overseas Stock Fund  5,979 (41,505) 28,614
Real Assets Fund  (1,111) (42,290) 14,087
Small-Cap Stock Fund  11,310 (3,611) 2,328
Small-Cap Value Fund  18,942 (18,570) 3,069
Transition Fund  964 25 312
U.S. Equity Research Fund  (2,717) (10,617) 4,916
U.S. Large-Cap Core Fund  18,985 (25,171) 4,582
U.S. Treasury Long-Term Index Fund  (4,008) (19,876) 4,235
Value Fund  269,812 (385,613) 37,160
U.S. Treasury Money Fund, 4.61% — — 9,253
Totals $ 550,038 # $ (1,031,913) $ 211,626 +

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $328,500 of the net realized gain (loss).
+ Investment income comprised $211,626 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2040 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 815,057 $ — $ — $ 815,057
Equity Mutual Funds 10,579,629 — — 10,579,629
Other Mutual Funds 1,702 — — 1,702
Short-Term Investments 381,995 11,871 — 393,866
Total Securities 11,778,383 11,871 — 11,790,254
Futures Contracts* 202 — — 202
Total $ 11,778,585 $ 11,871 $ — $ 11,790,456
Liabilities
Futures Contracts* $ 462 $ — $ — $ 462
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F143-054Q3 02/23